Prepayments and Premiums Under Operating Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of lease prepayments [text block] [Abstract]
Schedule of prepayments and premiums under operating leases
Amount
At January 1, 2019	2,450,267
additions for the year	21,757
charge for the year	(96,743)
translation adjustment	(38,810)
At December 31, 2019	2,336,471
additions for the year	21,739
charge for the year	(94,699)
translation adjustment	156,389
At December 31, 2020	2,419,900

Schedule of prepayment and premium under operating lease analyzed for reporting
	As at December 31,
	2020	2019
Current asset	80,494	75,318
Non-current asset	2,339,406	2,261,153
	2,419,900	2,336,471